Expense Example, No Redemption - Capital Group Core Balanced ETF - Share Class	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 34
Expense Example, No Redemption, 3 Years	106
Expense Example, No Redemption, 5 Years	185
Expense Example, No Redemption, 10 Years	$ 418